Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stock-Based Compensation
Schedule of valuation assumptions for grant date fair value estimated using a Black-Scholes option valuation model

	Years Ended December 31,
	2023	2022
Expected volatility	75.63% – 78.47%	46.50% – 47.20%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	3.64% – 4.87%	1.50% – 3.90%
Expected term	6.3 years	6.2 – 6.3 years

Summary of the stock option award activity

			Weighted
			Average
		Weighted	Remaining
	Number of	Average	Contractual
	Shares	Exercise Price	Life (in years)
Stock option awards outstanding at January 1, 2023	7,210,610	$0.34	8.22
Exercised	(397,376)	0.29
Forfeited/cancelled	(376,450)	0.29
Granted	4,989,875	3.18
Stock option awards outstanding at December 31, 2023	11,426,659	1.59	8.47
Stock option awards exercisable at December 31, 2023	3,166,298	0.32	6.56
Stock option awards not vested at December 31, 2023	8,260,361
Stock option awards available for future grants at December 31, 2023	427,838

Schedule of exercise prices of the stock option awards outstanding and exercisable

		Vested
	Outstanding Awards	Awards
Exercise Price	(Shares)	(Shares)
$0.07	41,343	41,343
$0.29	3,686,848	2,466,791
$0.41	1,445,787	204,532
$0.47	1,262,806	453,632
$3.18	4,989,875	—
	11,426,659	3,166,298

Schedule of stock-based compensation expense

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Research and development	$6,500,640	$33,684	$6,895,388	$66,999
General and administrative	1,956,302	14,868	2,229,028	29,794
Total costs charged to operations (1)	$8,456,942	$48,552	$9,124,416	$96,793
(1)

Three months ended June 30, 2024 includes $7,784,200 of incremental costs of the modification of Legacy Oklo’s awards for the vested options holders’ contingent right to receive a pro rata share of the Earnout Shares recorded at the Closing.

	Years Ended December 31,
	2023	2022
Research and development	$397,909	$123,376
General and administration	379,494	164,872
Total costs charged to operations	$777,403	$288,248